Subsequent Events (Details) - USD ($)																3 Months Ended		12 Months Ended
	Dec. 11, 2024	Sep. 11, 2024	Jul. 03, 2024	Jun. 06, 2024	May 02, 2024	Apr. 26, 2024	Apr. 17, 2024	Apr. 11, 2024	Mar. 07, 2024	Feb. 06, 2024	Jan. 08, 2024	Oct. 23, 2023	Jul. 11, 2023	Sep. 21, 2022	Sep. 18, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 01, 2024	May 23, 2024	May 07, 2024	Apr. 02, 2024	Mar. 11, 2024
Subsequent Events [Line Items]
Fair value amount																$ 178,000
Fair value per share (in Dollars per share)																$ 0.89
Common stock per share (in Dollars per share)																$ 18
Convert of the outstanding principal amount																$ 2,000,000
Senior secured convertible note of principal amount																15,000,000
Senior note principal amount																3,000,000
Purchased for cash due																7,000,000
Junior note of agrify in principal amount																1,000,000
Sale of accounts receivable					$ 1,240,150													$ 305,669
Loan paid												$ 175,315
Loan amount													$ 125,000	$ 18,368	$ 2,957	20,027	$ 19,613	32,733	$ 24,333
Trust account amount																		15,000,000
Redeemed during period, by public shareholders																		13,900,000
Offering cost expense																		$ 1,100,000
CP Acquisitions LLC [Member]
Subsequent Events [Line Items]
Senior note principal amount																10,100,000
GIC [Member]
Subsequent Events [Line Items]
Convert of the outstanding principal amount																1,000,000
Junior note of agrify in principal amount																$ 2,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of accounts receivable					1,240,150
Net purchase price amount					807,500
Deduction of total fees					42,500
Installment payment					$ 41,000
Effective interest rate					93.05%
Subsequent Event [Member]
Subsequent Events [Line Items]
Cash Payed																							$ 14,000
Restricted common stock shares (in Shares)																							150,000
Fair value amount																				$ 143,000
Fair value per share (in Dollars per share)																				$ 0.95
Shares issued (in Shares)																						150,000
Lease payments description								The lease payments are $8,528 per month for the period commencing May 1, 2024 and ending April 30, 2025, $8,784 per month for the period commencing May 1, 2025 and ending April 30, 2026, $9,047 per month for the period commencing May 1, 2026 and ending April 30, 2027.
Equity interest rate							100.00%
MVPHS requirement						$ 15,000,000
Common stock, par value (in Dollars per share)						$ 0.0001															$ 1
Subsequent Event [Member] | MZHCI LLC [Member]
Subsequent Events [Line Items]
Vested agreement shares (in Shares)																							75,000
Subsequent Event [Member] | MVLS [Member]
Subsequent Events [Line Items]
MVPHS requirement						$ 50,000,000
Subsequent Event [Member] | Nature’s Miracle [Member]
Subsequent Events [Line Items]
Common stock per share (in Dollars per share)							$ 0.45
George Yutuc [Member]
Subsequent Events [Line Items]
Employment agreement shares (in Shares)																		100,000
Kirk Collins [Member]
Subsequent Events [Line Items]
Employment agreement shares (in Shares)																		50,000
Amber Wang [Member]
Subsequent Events [Line Items]
Employment agreement shares (in Shares)																		50,000
Forecast [Member]
Subsequent Events [Line Items]
Cash Payed																							$ 14,000
Vested agreement shares (in Shares)																				75,000			75,000
Fair value amount																							$ 143,000
Fair value per share (in Dollars per share)																							$ 0.95
Administrative agent fee				$ 13,750
Company pay weekly installment amount				$ 15,056
Convertible note investment amount			$ 410,000
Interest per annum			12.00%
Accumulated interest per share (in Dollars per share)			$ 0.442
Deposit			$ 275,000
Interest rate									10.00%
Loan amount	$ 230,000	$ 50,000							$ 1,405,000
Stockholders percentage																								100.00%
Forecast [Member] | Agile Lending LLC [Member]
Subsequent Events [Line Items]
Effective interest rate				99.88%
Principal amount				$ 288,750
Forecast [Member] | Nature’s Miracle [Member]
Subsequent Events [Line Items]
Matures months			6 years
Principal amount											$ 20,000
Interest rate											0.00%
Forecast [Member] | Lakeshore [Member]
Subsequent Events [Line Items]
Principal amount										$ 20,000
Interest rate										0.00%
Forecast [Member] | Restricted Stock [Member]
Subsequent Events [Line Items]
Restricted common stock shares (in Shares)																							150,000
Forecast [Member] | Nature’s Miracle [Member]
Subsequent Events [Line Items]
Stockholders percentage																								84.70%